Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Schedule of Number and Weighted Average Exercise Price of Stock Options

	Number of Stock Options	Weighted Average Exercise Price
Outstanding stock options, December 31, 2019	5,061,417	6.23
Issued	489,295	15.38
Exercised	(908,949)	3.13
Outstanding stock options, December 31, 2020	4,641,763	$7.91
Issued	316,910	15.66
Exercised	(725,121)	4.64
Cancelled	(31,163)	15.78
Outstanding stock options, December 31, 2021	4,202,389	$8.98
As at December 31, 2021, the following stock options were outstanding:

Expiry Date	Number of Stock Options	Weighted Average Exercise Price		Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
May 15, 2022	190,334	$1.50	USD	190,334	0.37
July 10, 2022	60,000	1.50	USD	60,000	0.52
November 24, 2022	159,000	6.48	CAD	159,000	0.90
December 7, 2022	1,142,501	6.74	CAD	1,142,501	0.93
January 18, 2023	60,000	7.95	CAD	60,000	1.05
June 19, 2023	104,000	10.25	CAD	104,000	1.47
July 16, 2023	100,000	9.01	CAD	100,000	1.54
December 31, 2023	1,004,828	9.76	CAD	1,004,828	2.00
January 2, 2024	125,000	9.80	CAD	125,000	2.01
August 15, 2024	20,000	21.09	CAD	20,000	2.62
December 12, 2024	448,951	20.52	CAD	292,203	2.95
January 2, 2025	73,456	23.42	CAD	53,456	3.01
December 17, 2025	397,409	18.90	CAD	136,980	3.96
March 18, 2026	50,000	24.45	CAD	—	4.21
August 19, 2026	17,514	23.37	CAD	—	4.64
December 15, 2026	249,396	18.69	CAD	28,959	4.96
	4,202,389	$8.98	USD	3,477,261	2.06

Schedule of Number and Weighted Average Remaining Life of Stock Options
As at December 31, 2021, the following stock options were outstanding:

Expiry Date	Number of Stock Options	Weighted Average Exercise Price		Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
May 15, 2022	190,334	$1.50	USD	190,334	0.37
July 10, 2022	60,000	1.50	USD	60,000	0.52
November 24, 2022	159,000	6.48	CAD	159,000	0.90
December 7, 2022	1,142,501	6.74	CAD	1,142,501	0.93
January 18, 2023	60,000	7.95	CAD	60,000	1.05
June 19, 2023	104,000	10.25	CAD	104,000	1.47
July 16, 2023	100,000	9.01	CAD	100,000	1.54
December 31, 2023	1,004,828	9.76	CAD	1,004,828	2.00
January 2, 2024	125,000	9.80	CAD	125,000	2.01
August 15, 2024	20,000	21.09	CAD	20,000	2.62
December 12, 2024	448,951	20.52	CAD	292,203	2.95
January 2, 2025	73,456	23.42	CAD	53,456	3.01
December 17, 2025	397,409	18.90	CAD	136,980	3.96
March 18, 2026	50,000	24.45	CAD	—	4.21
August 19, 2026	17,514	23.37	CAD	—	4.64
December 15, 2026	249,396	18.69	CAD	28,959	4.96
	4,202,389	$8.98	USD	3,477,261	2.06

Weighted Average Inputs in Fair Value Measurement of Stock Options	The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	2021	2020
Expected term (years)	3.0	3.0
Forfeiture rate	—%	—%
Volatility	56%	53%
Dividend yield	—%	—%
Risk-free interest rate	1.10%	0.58%
Weighted-average fair value per option	$5.57	$6.00

Schedule of PSUs Issued and Outstanding
The continuity of PSUs issued and outstanding is as follows:

	Year ended December 31,
	2021	2020
Outstanding balance, beginning of year	727,761	437,463
Issued	310,287	290,298
Settled	(223,231)	—
Cancelled	(21,774)	—
Outstanding balance, end of year	793,043	727,761

Expense Associated With Each Component

	Year ended December 31,
	2021	2020
Stock options	$2,925	$3,864
Performance share unit plan	4,124	3,900
Deferred share unit plan	734	1,300
Restricted share unit plan	65	—
Share-based compensation(1)	$7,848	$9,064
(1) For the year ended December 31, 2021, the Company recorded $7.3 million (year ended December 31, 2020 - $7.8 million) of share-based compensation in contributed surplus, and the remaining share-based compensation was recorded in liabilities. In addition, the Company reclassified $9.4 million (year ended December 31, 2020 - nil) in share-based compensation from contributed surplus to liabilities.
Schedule of Net Income per Share

	Year ended December 31,
	2021	2020
Weighted average number of common shares outstanding	88,602,367	86,368,535
Dilutive effects of:
Warrants	—	2,397,518
Stock options	2,353,584	2,355,933
Share units	7,501	1,091,642
Weighted average number of diluted common shares outstanding(1)	90,963,452	92,213,628

Net income attributable to owners of the Company	$201,053	$51,622
Basic net income per share	2.27	0.60
Diluted net income per share	2.21	0.56
(1) Weighted average number of diluted common shares outstanding for the year ended December 31, 2021 excluded 390,366 (2020 - 999,523) stock options that were anti-dilutive.